CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Series D Preferred Stock [Member]	Series D Preferred Stock Issuable [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2014	$ 16,357			$ 0	$ 186,919	$ (22)	$ (170,540)
Balance (in shares) at Dec. 31, 2014				21,814
Net income (loss)	(17,857)			$ 0	0	0	(17,857)
Issuance of common stock in connection with underwritten offering, net of offering costs	1,302			$ 0	1,302	0	0
Issuance of common stock in connection with underwritten offering, net of offering costs (in shares)				21,250
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise	3,147			$ 0	3,147	0	0
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise (in shares)				78,042
Compensation granted in common stock	1,834			$ 0	1,834	0	0
Compensation granted in common stock (in Shares)				15,274
Issuance of common stock in connection with conversion of convertible notes payable	150			$ 0	150	0	0
Issuance of common stock in connection with conversion of convertible notes payable (in shares)				6,320
Issuance of common stock in connection with conversion of advances from related parties	500			$ 0	500	0	0
Issuance of common stock in connection with conversion of advances from related parties (in shares)				7,441
Issuance of common stock in settlement of due to related party (MBTH)	1,756			$ 0	1,756	0	0
Issuance of common stock in settlement of due to related party (MBTH) (in shares)				3,326
Issuance of common stock in connection with Series A Preferred Stock conversion See Note 13.	1,011			$ 0	1,011	0	0
Issuance of common stock in connection with Series A Preferred Stock conversion See Note 13. (in shares)				1,994
Issuance of common stock in connection with Series B Preferred Stock conversion (related parties) See Note 13.	1,003			$ 0	1,003	0	0
Issuance of common stock in connection with Series B Preferred Stock conversion (related parties) See Note 13.(in shares)				1,857
Issuance of common stock in connection with settlement of amounts due to related parties	24			$ 0	24	0	0
Issuance of common stock in connection with settlement of amounts due to related parties (in shares)				45
Issuance of common stock in connection with Series B Preferred Stock conversion	474			$ 0	474	0	0
Issuance of common stock in connection with Series B Preferred Stock conversion (in shares)				1,523
Issuance of common stock in connection with Series C Preferred Stock conversion	3,189			$ 0	3,189	0	0
Issuance of common stock in connection with Series C Preferred Stock conversion (in shares)				7,888
Issuance of common stock in connection with Series B Financing See Note 13.	10			$ 0	10	0	0
Issuance of common stock in connection with Series B Financing See Note 13. (in shares)				21
Issuance of common stock in connection with Series C Financing See Note 13.	53			$ 0	53	0	0
Issuance of common stock in connection with Series C Financing See Note 13. (in shares)				99
Issuance of common stock in connection with repayment of accrued interest	180			$ 0	180	0	0
Issuance of common stock in connection with repayment of accrued interest (in shares)				1,671
Stock based compensation	531			$ 0	531	0	0
Amortization of commitment fees	(294)			0	(294)	0	0
Dividends and deemed dividends	(3,079)			0	(3,079)		0
Balance at Dec. 31, 2015	10,291	$ 0	$ 0	$ 0	198,710	(22)	(188,397)
Balance (in shares) at Dec. 31, 2015		0		168,565
Net income (loss)	(20,902)	$ 0	0	$ 0	0	0	(20,902)
Issuance of common stock in connection with underwritten offering, net of offering costs	13,926	$ 0	0	$ 0	13,926	0	0
Issuance of common stock in connection with underwritten offering, net of offering costs (in shares)		0		5,846,667
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise	492	$ 0	0	$ 0	492	0	0
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise (in shares)		0		64,466
Compensation granted in common stock	2,935	$ 0	0	$ 0	2,935	0	0
Compensation granted in common stock (in Shares)		0		601,089
Issuance of common stock in connection with conversion of convertible notes payable	610	$ 0	0	$ 0	610	0	0
Issuance of common stock in connection with conversion of convertible notes payable (in shares)		0		60,913
Issuance of common stock in settlement of due to related party (MBTH)	364	$ 0	0	$ 0	364	0	0
Issuance of common stock in settlement of due to related party (MBTH) (in shares)		0		49,712
Issuance of common stock in connection with Series B Preferred Stock conversion	4,530	$ 0	0	$ 0	4,530	0	0
Issuance of common stock in connection with Series B Preferred Stock conversion (in shares)		0		326,294
Satisfaction of interest accrued due on convertible promissory notes	90	$ 0	0	$ 0	90	0	0
Satisfaction of interest accrued due on convertible promissory notes (in shares)		0		9,653
Stock based compensation	369	$ 0	0	$ 0	369	0	0
Creation of Series D Preferred stock issuable under the IMT modification agreement	2,500	0	2,500	0	0	0	0
Transfer of Series D Preferred stock from issuable to shares actually issued to IMT	0	$ 0	(2,500)	$ 0	2,500	0	0
Transfer of Series D Preferred stock from issuable to shares actually issued to IMT (in shares)		2,500,000		0
Issuance of common stock in connection with the conversion of the original tranche of Series D Preferred stock	0	$ 0	0	$ 0	0	0	0
Issuance of common stock in connection with the conversion of the original tranche of Series D Preferred stock ( in shares)		(2,500,000)		208,330
Issuance of second tranche of Series D Preferred stock	3,250	$ 0	0	$ 0	3,250	0	0
Issuance of second tranche of Series D Preferred stock (in shares)		3,250,000		0
Issuance of common stock in connection with the conversion of the second tranche of Series D Preferred stock	(2,479)	$ 0	0	$ 0	(2,479)	0	0
Issuance of common stock in connection with the conversion of the second tranche of Series D Preferred stock (in shares)		(3,250,000)		270,829
Offering costs associated with derivative liabilities issued in the May and July offerings	684	$ 0	0	$ 0	684	0	0
Derivative liability associated with common stock warrants issued in connection with various underwriting offerings	(4,592)	0	0	0	(4,592)	0	0
Reclassification of derivative liabilities in connection with the exercise of common stock warrants	2,379	0	0	0	2,379	0	0
Amortization of commitment fees	0
Dividends and deemed dividends	(1,808)	0	0	0	(1,808)	0	0
Balance at Dec. 31, 2016	12,639	$ 0	$ 0	$ 0	$ 221,960	$ (22)	$ (209,299)
Balance (in shares) at Dec. 31, 2016		0		7,606,518
Net income (loss)	7,251
Issuance of common stock in settlement of due to related party (MBTH)	120
Balance at Jun. 30, 2017	$ 28,050